Parent Only Information (Details) - Schedule of condensed balance sheets - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 181,262	$ 27,780	¥ 140
Amount due from inter-company	235,086	36,029	69,624
Other current assets	979	150	284
Non-current assets
Investment in subsidiaries	1,623,395	248,796	1,909,366
TOTAL ASSETS	2,040,722	312,755	1,979,414
LIABILITIES AND EQUITY
Total current liabilities	40,409	6,194	11,513
Non-current liabilities:
Convertible bond			69,762
TOTAL LIABILITIES	40,409	6,194	81,275
EQUITY
Additional paid-in capital	4,230,656	648,376	3,645,669
Accumulated deficit	(2,235,140)	(342,550)	(1,746,648)
Accumulated other comprehensive loss	4,742	727	(926)
TOTAL EQUITY	2,000,313	306,561	1,898,139
TOTAL LIABILITIES AND EQUITY	2,040,722	312,755	1,979,414
Class A ordinary shares
EQUITY
Ordinary shares	49	7	44
Class B ordinary shares
EQUITY
Ordinary shares	¥ 6	$ 1